Unaudited Interim Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 911,325	$ 4,148,279
Accounts receivable	3,627,219	4,177,678
Inventories	82,736	154,092
Prepaid expenses and other assets	6,658,534	6,833,557
Note receivable		4,015,847
Total current assets	11,327,893	19,367,009
Non-current Assets
Leasehold improvements and equipment, net	667,376	730,647
Right of use assets – operating lease	1,800,203	1,940,115
Intangible assets	806,856	1,109,807
Total Assets	14,602,328	23,147,578
Current Liabilities
Accounts payable	4,397,216	6,102,417
Deferred revenue	3,057,827	2,352,565
Other current liabilities	3,795,895	3,669,123
Amount due to a related party	26,713	24,842
Loans payable	266,481	264,177
Convertible notes payable	490,524	1,525,220
Operating lease liability	731,254	684,143
Total Current Liabilities	12,765,910	14,622,487
Non-current Liabilities
Loans payable	143,342	133,303
Operating lease liability	1,328,222	1,499,386
Total Liabilities	14,237,474	16,255,176
Commitments and contingencies
Shareholders’ Equity
Ordinary stock (2,166,666,666 shares authorized, $0.0000462 par value, 1,197,415 shares and 436,513 shares issued and outstanding as of June 30, 2025, 260,000,000,000 shares authorized, $0.000000385 par value, 91,092,257 shares and 52,381,600 shares issued and outstanding as of December 31, 2024)	57	35
Additional paid-in capital	38,781,396	36,953,448
Accumulated deficit	(37,771,470)	(30,100,945)
Accumulated other comprehensive loss	(555,915)	271,452
Total Shareholders’ Equity to shareholders of Webuy Global Ltd	454,068	7,123,990
Deficit attributable to non-controlling interests	(89,214)	(231,588)
Total Shareholders’ Equity	364,854	6,892,402
Total Liabilities and Shareholders’ Equity	14,602,328	23,147,578
Related Party
Current Assets
Amount due from related parties	$ 48,079	$ 37,556